Investment Strategy - Siren Nasdaq NexGen Economy ETF	Dec. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in companies that are committing material resources to developing, researching, supporting, innovating or utilizing blockchain technology for their proprietary use or for use by others (“Blockchain Companies”). These Blockchain Companies are committing material resources to further the use and deployment of blockchain technology to, for example, streamline the distribution and verification of cross-border payments; more efficiently store and secure cloud-based digital data; facilitate trusted transactions based on data security and privacy; and mitigate risk in supply chain management, among other uses.

Blockchain technology is an emerging technology that is redefining how a record of value is transacted. Blockchain technology seeks to solve transactional challenges of counterparty trust and the need for a central repository or ledger by providing a transparent and secure process to transfer and digitally record information on a shared transaction database through a secure, decentralized, peer-to-peer distributed ledger. In this regard, it is designed to facilitate the transfer of information or property between users such that the transfer is guaranteed to be secure and known to all participants and shared across a distributed network where, once verified, the legitimacy of the transfer cannot be challenged. Blockchain technology may be used to support a vast array of business applications in many different industries and markets, and the extent of its versatility has not yet been fully explored. As a result, the Fund may invest in equity securities of operating companies that focus on or have exposure to a wide variety of industries and countries, including emerging markets.

The Fund’s investment universe consists of companies publicly traded in markets across the globe that research and analysis conducted by SRN Advisors, LLC (the “Adviser”), the Fund’s investment adviser, identifies as exhibiting Blockchain Company characteristics. The Adviser may consider the following factors, among others, as part of this analysis: the company’s role in developing blockchain technology; the stage of the company’s blockchain product development; the potential impact of the use of blockchain technology on the company’s finances; the company’s spending on blockchain research and development; and the company’s public disclosures relating to blockchain. The investment universe is then narrowed to include only those Blockchain Companies with market capitalizations greater than $200 million, the shares of which are exchange-traded and have a six-month average daily trading value greater than $1,000,000.

The Adviser then analyzes the remaining Blockchain Companies to determine those Blockchain Companies that the Adviser expects to benefit most (e.g., from increased economic profit, operational efficiencies or transformational business practices) from the innovation, adoption, deployment and commercialization of blockchain technology.

The Fund expects to invest in common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund does not intend to invest in cryptocurrency directly, but may have indirect exposure to cryptocurrency by virtue of its investments in companies that: operate in the cryptocurrency industry; may use one or more cryptocurrencies, such as in exchange for a company’s goods or services; trade financial instruments that are directly tied to cryptocurrencies; invest in other companies that interact with cryptocurrency; or otherwise have exposure to cryptocurrencies (“Cryptocurrency Operating Companies”).

As of the date of this prospectus, the Fund has significant exposure to the Technology and Financials sectors, as each such sector is defined by the Bloomberg Industry Classification Standard. The sectors in which the Fund’s investments may be focused will vary over time.